Document and Entity Information - CAD	12 Months Ended
	Jul. 31, 2017	Oct. 27, 2017
Document And Entity Information
Entity Registrant Name	Rise Gold Corp.
Entity Central Index Key	0001424864
Document Type	S-1/A
Document Period End Date	Jul. 31, 2017
Amendment Flag	true
Amendment Description	We advise that we are now trading on the OTCQB. We have made changes in the Amendment to reflect the upgrade of our shares from the OTC Pink to the OTCQB. We did not make the changes you requested in this comment because our shares are now traded on an established public trading market with respect to secondary at-the-market offerings for purposes of identifying the offering price on the prospectus cover page.
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	CAD 4,721,032
Entity Common Stock, Shares Outstanding		33,266,261
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017